UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniHoldings New
Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

New Jersey - 145.5%	Atlantic Highlands, New Jersey, Highland Regional Sewer Authority, Sewer
	Revenue Refunding Bonds, 5.50%, 1/01/20 (a)(b)	$ 1,875	$ 1,887,319

	Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds,
	5.50%, 9/01/10 (c)(d)	1,540	1,625,809

	Carteret, New Jersey, Board of Education, COP, 6%, 1/15/10 (b)(c)	430	453,358

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue
	Bonds, 5.50%, 1/01/12 (d)	5,000	5,118,850

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue
	Bonds, 5.625%, 1/01/13 (d)	6,000	6,165,000

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue
	Bonds, 5.75%, 1/01/15 (d)	500	513,590

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue
	Bonds, 6%, 1/01/18 (d)	4,865	4,975,630

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue
	Bonds, 6%, 1/01/19 (d)	5,525	5,650,639

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue
	Bonds (Port District Project), Series B, 5.625%, 1/01/26 (d)	2,425	2,424,927

	East Orange, New Jersey, Board of Education, COP, 5.50%, 8/01/12 (d)	7,895	8,270,565

	Essex County, New Jersey, Improvement Authority, Lease Revenue Bonds
	(Correctional Facility Project), 6%, 10/01/10 (a)(c)	4,000	4,259,560

	Essex County, New Jersey, Improvement Authority Revenue Bonds,
	Series A, 5%, 10/01/13 (a)(c)	4,400	4,740,956

	Garden State Preservation Trust of New Jersey, Capital Appreciation
	Revenue Bonds, Series B, 5.12%, 11/01/23 (d)(e)	9,000	3,879,270

	Garden State Preservation Trust of New Jersey, Capital Appreciation
	Revenue Bonds, Series B, 5.20%, 11/01/25 (d)(e)	10,000	3,777,100

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/21 (d)	1,960	2,056,883

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/23 (d)	2,730	2,844,578

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation, Revenue Refunding Bonds, Series C, 5.25%, 11/01/20 (d)	5,000	5,266,450

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation, Revenue Refunding Bonds, Series C, 5.25%,
	11/01/21 (d)	7,705	8,085,396

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	EDA	Economic Development Authority
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
COP	Certificates of Participation	S/F	Single-Family
DRIVERS	Derivative Inverse Tax-Exempt Receipts

BlackRock MuniHoldings New Jersey Insured Fund, Inc. Schedule of Investments October 31, 2008 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Hopatcong, New Jersey, GO, Sewer Refunding Bonds, 4.50%, 8/01/33 (f)	$ 2,690	$ 2,288,733

Jersey City, New Jersey, GO, Series B, 5.25%, 9/01/11 (c)(d)	2,230	2,418,703

Lafayette Yard, New Jersey, Community Development Revenue Bonds
(Hotel/Conference Center Project-Trenton), 6%, 4/01/10 (b)(c)	5,250	5,542,635

Middlesex County, New Jersey, COP, 5.25%, 6/15/23 (b)	1,550	1,505,251

Middlesex County, New Jersey, COP, Refunding, 5.50%, 8/01/16 (b)	1,375	1,433,465

Middlesex County, New Jersey, Improvement Authority Revenue Bonds
(Senior Citizens Housing Project), AMT, 5.50%, 9/01/30 (f)	500	497,445

Monmouth County, New Jersey, Improvement Authority, Governmental Loan
Revenue Refunding Bonds, 5.35%, 12/01/10 (c)(f)	695	735,908

Monmouth County, New Jersey, Improvement Authority, Governmental Loan
Revenue Refunding Bonds, 5.375%, 12/01/10 (c)(f)	535	566,763

Monmouth County, New Jersey, Improvement Authority, Governmental Loan
Revenue Refunding Bonds, 5.35%, 12/01/17 (f)	845	849,918

Monmouth County, New Jersey, Improvement Authority, Governmental Loan
Revenue Refunding Bonds, 5.375%, 12/01/18 (f)	935	937,235

Morristown, New Jersey, Parking Authority Revenue Bonds,
5%, 8/01/30 (b)	1,830	1,703,620

Morristown, New Jersey, Parking Authority Revenue Bonds,
5%, 8/01/33 (b)	3,000	2,734,080

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625%, 6/15/19	2,700	2,305,233

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29 (h)	2,000	1,552,200

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (h)	585	431,192

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (h)	1,180	881,283

New Jersey EDA, Lease Revenue Bonds (University of Medicine and Dentistry-
International Center for Public Health Project), 6%, 6/01/32 (f)	5,000	4,658,050

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
7/01/26 (b)	7,500	7,372,350

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
7/01/33 (b)	11,105	10,404,719

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
5%, 7/01/34 (b)	2,000	1,807,300

New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5%,
3/01/30 (d)	9,000	8,470,530

New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
5.25%, 3/01/23	4,420	4,438,564

New Jersey EDA, School Facilities Construction Revenue Bonds, Series U, 5%,
9/01/37 (f)	2,500	2,260,050

New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds,
Series N-1, 5.50%, 9/01/27 (a)(b)	1,000	1,009,290

New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste
Management Inc.), AMT, Series A, 5.30%, 6/01/15	2,500	2,142,675

New Jersey EDA, State Lease Revenue Bonds (Liberty State Park Project),
Series C, 5%, 3/01/22 (d)	2,670	2,649,307

New Jersey EDA, State Lease Revenue Bonds (State Office Buildings
Projects), 6%, 6/15/10 (c)(f)	3,000	3,175,110

2

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey EDA, State Lease Revenue Bonds (State Office Buildings
Projects), 6.25%, 6/15/10 (c)(f)	$ 4,620	$ 4,907,965

New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American
Water Company, Inc. Project), AMT, Series A, 5.25%, 11/01/32 (f)	3,000	2,344,800

New Jersey Health Care Facilities Financing Authority, Department of
Human Services Revenue Bonds (Greystone Park Psychiatric Hospital
Project), 5%, 9/15/23 (f)	10,775	10,221,380

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Society of the Valley Hospital), 5.375%, 7/01/25 (f)	2,820	2,328,361

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Somerset Medical Center), 5.50%, 7/01/33	2,135	1,230,550

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(South Jersey Hospital System), 6%, 7/01/12 (c)	5,440	5,948,966

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (AHS Hospital Corporation), Series A, 6%, 7/01/13 (f)(i)	4,000	4,423,240

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 5.75%, 7/01/12 (c)	1,525	1,637,148

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 6.25%, 7/01/12 (c)	530	578,002

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 6.25%, 7/01/17	925	941,224

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 5.75%, 7/01/25	1,975	1,832,958

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Meridian Health System Obligation Group), 5.375%,
7/01/24 (d)	1,000	971,580

New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding
Bonds (Convention Center), 5.50%, 3/01/21 (b)	5,890	5,762,717

New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding
Bonds (Convention Center), 5.50%, 3/01/22 (b)	3,000	2,911,560

New Jersey Sports and Exposition Authority, State Contract Revenue Bonds,
Series A, 6%, 3/01/13 (b)	2,400	2,482,488

New Jersey State Educational Facilities Authority, Higher Education, Capital
Improvement Revenue Bonds, Series A, 5.125%, 9/01/12 (c)(f)	7,500	8,046,600

New Jersey State Educational Facilities Authority Revenue Bonds (Capital
Improvement Fund), Series A, 5.75%, 9/01/10 (c)(d)	9,420	9,986,896

New Jersey State Educational Facilities Authority Revenue Bonds (Montclair
State University), Series A, 5%, 7/01/21 (f)	1,200	1,133,124

New Jersey State Educational Facilities Authority Revenue Bonds (Montclair
State University), Series A, 5%, 7/01/22 (f)	2,880	2,695,363

New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
University), Series C, 5%, 7/01/14 (b)(c)	3,260	3,504,011

New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
University), Series C, 5.125%, 7/01/14 (b)(c)	3,615	3,908,610

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(College of New Jersey), Series D, 5%, 7/01/35 (d)	$ 9,540	$ 8,677,966

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Montclair State University), Series J, 4.25%, 7/01/30 (b)	3,775	2,836,195

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Montclair State University), Series L, 5%, 7/01/14 (b)(c)	7,510	8,072,123

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Ramapo College), Series I, 4.25%, 7/01/31 (f)	1,250	936,750

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Ramapo College), Series I, 4.25%, 7/01/36 (f)	900	646,056

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series C, 5.25%, 7/01/11 (a)(c)	790	847,338

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series C, 5.25%, 7/01/17 (a)	2,135	2,163,502

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series C, 5.25%, 7/01/18 (a)	2,535	2,541,414

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series C, 5.25%, 7/01/19 (a)	2,370	2,380,001

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Stevens Institute of Technology), Series A, 5%, 7/01/27	2,800	2,191,896

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Stevens Institute of Technology), Series A, 5%, 7/01/34	900	659,727

New Jersey State Housing and Mortgage Finance Agency, Home Buyer
Revenue Bonds, AMT, Series U, 5.60%, 10/01/12 (b)	700	702,408

New Jersey State Housing and Mortgage Finance Agency, Home Buyer
Revenue Bonds, AMT, Series U, 5.65%, 10/01/13 (b)	2,075	2,079,150

New Jersey State Housing and Mortgage Finance Agency, Home Buyer
Revenue Bonds, AMT, Series U, 5.75%, 4/01/18 (b)	2,325	2,270,130

New Jersey State Housing and Mortgage Finance Agency, Home Buyer
Revenue Bonds, AMT, Series U, 5.85%, 4/01/29 (b)	610	538,673

New Jersey State Housing and Mortgage Finance Agency Revenue Bonds,
DRIVERS, Series 2619, 5.856%, 11/01/13 (d)(g)	4	2,659

New Jersey State Housing and Mortgage Finance Agency Revenue Bonds,
Series AA, 6.50%, 10/01/38	3,370	3,401,611

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Refunding Bonds, AMT, Series T, 4.70%, 10/01/37	800	542,360

New Jersey State Transit Corporation, COP (Federal Transit Administration
Grants), Series A, 6.125%, 9/15/09 (c)(f)	2,500	2,585,675

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series A, 6%, 6/15/10 (c)	7,500	7,937,775

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series A, 5%, 12/15/32 (f)	1,425	1,293,629

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series C, 5.50%, 6/15/13 (c)	1,030	1,128,447

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series C, 4.70%, 12/15/32 (d)(e)	4,050	951,871

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series C, 5.05%, 12/15/35 (e)(f)	$ 1,400	$ 266,406

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series C, 5.05%, 12/15/36 (e)(f)	5,500	979,165

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series D, 5%, 6/15/19 (d)	7,800	7,806,942

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Refunding Bonds, Series A, 5.25%, 12/15/20 (d)	10,750	10,972,847

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Refunding Bonds, Series B, 5.50%, 12/15/21 (b)	9,165	9,345,734

New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B,
5.15%, 1/01/35 (e)(f)	7,615	4,642,865

New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
Series C, 6.50%, 1/01/16 (b)	910	1,031,085

New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
Series C, 6.50%, 1/01/16 (b)(i)	4,610	5,149,076

Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine
Terminal, Additional Rent-Backed Revenue Refunding Bonds (City of Newark
Redevelopment Projects), 4.375%, 1/01/37 (b)	620	496,322

North Bergen Township, New Jersey, Board of Education, COP, 6%,
12/15/10 (c)(d)	1,000	1,082,640

North Bergen Township, New Jersey, Board of Education, COP, 6.25%,
12/15/10 (c)(d)	3,260	3,546,162

North Hudson Sewage Authority, New Jersey, Sewer Revenue Refunding
Bonds, 5.125%, 8/01/20 (b)	4,335	4,383,119

Orange Township, New Jersey, Municipal Utility and Lease, GO, Refunding,
Series C, 5.10%, 12/01/08 (b)(c)	1,035	1,047,658

Paterson, New Jersey, Public School District, COP,
6.125%, 11/01/09 (b)(c)	1,980	2,085,692

Paterson, New Jersey, Public School District, COP, 6.25%, 11/01/09 (b)(c)	2,000	2,109,220

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding,
4.50%, 7/01/32 (d)(j)	4,605	3,268,905

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding,
4.50%, 7/01/33 (d)(j)	1,395	983,782

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding,
4.50%, 7/01/37 (d)(j)	1,470	1,010,596

Port Authority of New York and New Jersey, Consolidated Revenue
Refunding Bonds, AMT, 152nd Series, 5.25%, 11/01/35	6,000	5,229,240

Port Authority of New York and New Jersey, Special Obligation Revenue
Bonds (JFK International Air Terminal LLC), AMT, Series 6,
6.25%, 12/01/11 (b)	13,500	13,252,815

Port Authority of New York and New Jersey, Special Obligation Revenue
Bonds (JFK International Air Terminal LLC), AMT, Series 6,
6.25%, 12/01/15 (b)	1,500	1,413,015

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value
	Port Authority of New York and New Jersey, Special Obligation Revenue
	Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	5.75%, 12/01/25 (b)	$ 3,000	$ 2,581,350

	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,
	CABS, Series A, 4.79%, 9/01/28 (b)(e)	6,600	1,906,608

	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw
	State Office Building Project), 5.375%, 8/15/28 (d)	500	503,265

	South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
	4.50%, 1/01/15	3,750	3,755,438

	South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
	4.50%, 1/01/16	1,920	1,900,205

	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Bonds, 7%, 6/01/13 (c)	4,755	5,482,182

	Trenton, New Jersey, Parking Authority, Parking Revenue Bonds,
	6.10%, 4/01/10 (a)(c)	8,650	9,109,142

	University of Medicine and Dentistry of New Jersey, COP,
	5%, 6/15/29 (b)	2,000	1,675,660

	University of Medicine and Dentistry of New Jersey, Revenue Bonds,
	Series A, 5.50%, 12/01/27 (f)	4,740	4,312,310

	West Deptford Township, New Jersey, GO, 5.625%, 9/01/10 (a)(c)	8,580	9,077,212

			400,359,046

Puerto Rico - 10.2%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
	Revenue Bonds, Series A, 5.125%, 7/01/47 (k)	6,870	5,742,977

	Puerto Rico Commonwealth Highway and Transportation Authority, Highway
	Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (k)	5,000	4,680,250

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
	and Capital Appreciation Revenue Bonds, Series A, 4.34%,
	7/01/37 (e)(f)	4,000	554,840

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH,
	5.25%, 7/01/10 (c)(d)	2,000	2,111,740

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%,
	7/01/28 (l)	4,100	3,515,791

	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	6,285	5,875,218

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
	Control Facilities Revenue Bonds (Hospital Auxilio Mutuo Obligation Group),
	Series A, 6.25%, 7/01/24 (b)	1,780	1,726,280

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
	Control Facilities Revenue Bonds (Hospital de la Concepcion), Series A,
	6.50%, 11/15/20	1,750	1,786,575

	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series M-3, 6%, 7/01/27	2,125	2,071,301

			28,064,972

	Total Municipal Bonds - 155.7%		428,424,018

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds Transferred to Tender Option Bond Trusts (m)	(000)	Value
New Jersey - 10.6%	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.75%, 11/01/28 (d)	$ 9,160	$ 9,937,226

	New Jersey State Housing and Mortgage Finance Agency, Capital Fund
	Program Revenue Bonds, Series A, 4.70%, 11/01/25 (d)	11,225	9,635,323

	New Jersey State Housing and Mortgage Finance Agency, Capital Fund
	Program Revenue Bonds, Series A, 5%, 5/01/27 (d)	4,790	4,610,950

	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	5,175	4,933,172

	Total Municipal Bonds Transferred to Tender Option
	Bond Trusts - 10.6%		29,116,671
	Total Long-Term Investments (Cost - $478,051,091) - 166.3%	457,540,689

	Short-Term Securities	Shares
	CMA New Jersey Municipal Money Fund, 1.61% (n)(o)	9,768,988	9,768,988
	Total Short-Term Securities (Cost - $9,768,988) - 3.6%		9,768,988
	Total Investments (Cost - $487,820,079*) - 169.9%		467,309,677
	Other Assets Less Liabilities - 1.1%		3,092,383
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (6.7)%		(18,530,644)
	Preferred Shares, at Redemption Value - (64.3)%	(176,793,889)
	Net Assets Applicable to Common Shares - 100.0%	$ 275,077,527

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 470,176,639

Gross unrealized appreciation	$ 8,093,219
Gross unrealized depreciation	(29,235,181)

Net unrealized depreciation	$ (21,141,962)

(a)	FGIC Insured.

(b)	MBIA Insured.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	FSA Insured.

(e)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.

(f)	AMBAC Insured.

(g)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(h)	Radian Insured.

(i)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(j)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.

(k)	Assured Guaranty Insured.

(l)	CIFG Insured.

(m)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Schedule of Investments October 31, 2008 (Unaudited)

(n)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income

	CMA New Jersey Municipal Money Fund	18,082	$48,709

(o)	Represents the current yield as of report date.

BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Schedule of Investments October 31, 2008 (Unaudited)

  Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
  Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs) • Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 9,768,988
Level 2	457,540,689
Level 3	-
Total	$ 467,309,677

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: December 19, 2008